Income taxes (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of income tax reconciliation

		Three-month period ended June 30,		Six-month period ended June 30,
	Notes	2023	2022	2023	2022
Income before income taxes		2,720	5,056	5,016	11,625
Income taxes at statutory rate (34%)		(925)	(1,719)	(1,705)	(3,953)
Adjustments that affect the taxes basis:
Tax incentives		497	565	902	1,059
Equity results		33	22	3	30
Addition (reduction) of tax loss carryforward		(172)	211	(243)	(444)
Reversal of deferred income tax related to Renova Foundation	3 and 23(c)	(1,078)	-	(1,078)	-
Other		(147)	10	(89)	306
Income taxes		(1,792)	(911)	(2,210)	(3,002)
Current tax		(404)	(1,181)	(622)	(1,434)
Deferred tax		(1,388)	270	(1,588)	(1,568)
Income taxes		(1,792)	(911)	(2,210)	(3,002)

Schedule of changes is deferred tax

	Assets	Liabilities	Deferred taxes, net
Balance at December 31, 2022	10,770	1,413	9,357
Effect in income statement	(1,620)	(32)	(1,588)
Translation adjustment	784	32	752
Other comprehensive income	(30)	(2)	(28)
Balance at June 30, 2023	9,904	1,411	8,493

Balance at December 31, 2021	11,441	1,881	9,560
Effect in income statement	(1,524)	44	(1,568)
Translation adjustment	651	(1)	652
Other comprehensive income	(25)	47	(72)
Transfers between assets and liabilities	(183)	(183)	-
Other	-	(29)	29
Balance at June 30, 2022	10,360	1,759	8,601

Schedule of income taxes settlement

	June 30, 2023	December 31, 2022
Current liabilities	416	371
Non-current liabilities	1,886	1,869
REFIS liabilities	2,302	2,240

SELIC rate	13.75%	13.75%

Schedule of recoverable and payable taxes

	June 30, 2023			December 31, 2022
	Current assets	Non-current assets	Current liabilities	Current assets	Non-current assets	Current liabilities
Value-added tax ("ICMS")	279	1	24	261	1	46
Brazilian federal contributions ("PIS" and "COFINS")	917	855	69	690	740	35
Income taxes	296	373	604	309	369	221
Financial compensation for the exploration of mineral resources ("CFEM")	-	-	66	-	-	54
Other	10	-	119	12	-	114
Total	1,502	1,229	882	1,272	1,110	470